Virtus Stone Harbor Emerging Markets Debt Allocation Fund and
Virtus Stone Harbor Strategic Income Fund (each a “Fund” and together the “Funds”), each a series of Virtus Opportunities Trust

Supplement dated February 1, 2023, to the Funds’ Summary Prospectuses and the Virtus Opportunities Trust
Statutory Prospectus pertaining to the Funds, dated September 28, 2022, as supplemented

Important Notice to Investors

Effective January 30, 2023, Virtus Stone Harbor Emerging Markets Debt Fund’s name changed to Virtus Stone Harbor Emerging Markets Debt Income Fund and Virtus Stone Harbor Emerging Markets Corporate Debt Fund’s the name changed to Virtus Stone Harbor Emerging Markets Bond Fund. As a result, the following changes to the Funds’ prospectuses are also effective January 30, 2023.

Virtus Stone Harbor Emerging Markets Debt Allocation Fund

In the disclosure under “Principal Investment Strategies,” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus, the second paragraph is replaced in its entirety with the following:

The fund may invest all or a significant portion of its assets in the Virtus Stone Harbor Emerging Markets Debt Income Fund and Virtus Stone Harbor Local Markets Fund (together, the “underlying funds”). The fund expects that under normal circumstances approximately 50% of the fund’s assets will be invested in the Virtus Stone Harbor Emerging Markets Debt Income Fund and approximately 50% of the fund’s assets will be invested in the Virtus Stone Harbor Local Markets Fund. The fund is not required to invest in the underlying funds. The allocations in the underlying funds listed above may vary from time to time depending on market conditions and there may be times the fund is not invested in any underlying fund. The fund will consider the holdings of the underlying funds in which it invests when determining compliance with the 80% policy. In addition to investing in the underlying funds, the fund may invest directly in fixed income securities and other instruments and transactions. References in this Prospectus to the fund may refer to actions undertaken or investments held by the fund or by an underlying fund. The underlying funds listed above are described elsewhere in this Prospectus.

In the disclosure under “Principal Investment Strategies,” on page 31 of the Fund’s statutory prospectus, the second paragraph is replaced in its entirety with the following:

The fund may invest all or a significant portion of its assets in the Virtus Stone Harbor Emerging Markets Debt Income Fund and Virtus Stone Harbor Local Markets Fund (together, the “underlying funds”). The fund expects that under normal circumstances approximately 50% of the fund’s assets will be invested in the Virtus Stone Harbor Emerging Markets Debt Income Fund and approximately 50% of the fund’s assets will be invested in the Virtus Stone Harbor Local Markets Fund. The fund is not required to invest in the underlying funds. The allocations in the underlying funds listed above may vary from time to time depending on market conditions and there may be times the fund is not invested in any underlying fund. The fund will consider the holdings of the underlying funds in which it invests when determining compliance with the 80% policy. In addition to investing in the underlying funds, the fund may invest directly in fixed income securities and other instruments and transactions. References in this Prospectus to the fund may refer to actions undertaken or investments held by the fund or by an underlying fund. The underlying funds listed above are described elsewhere in this Prospectus.

Virtus Stone Harbor Strategic Income Fund

In the disclosure under “Principal Investment Strategies,” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus, the first paragraph is replaced in its entirety with the following:

The fund is intended to provide broad exposure to global credit markets. The fund, either directly or through the underlying funds (defined below), may invest in a broad variety of fixed income and other income producing securities and instruments (including derivatives), and will not be limited in terms of type of instrument, geography, credit rating or duration. The fund may invest all or a significant portion of its assets in Virtus Stone Harbor High Yield Bond Fund, Virtus Stone Harbor Emerging Markets Debt Income Fund, Virtus Stone Harbor Local Markets Fund, and/or Virtus Stone Harbor Emerging Markets Bond Fund and/or one or more other affiliated funds managed substantially similarly to these funds (together, the “underlying funds”). The underlying funds listed above are described elsewhere in this Prospectus. The fund is not required to invest in the underlying funds, and from time to time may not be invested in any underlying fund. The fund will consider the holdings of the underlying funds in which it invests when determining compliance with the 80% policy. In addition to investing in the underlying funds, the fund may invest directly in fixed income securities and in other instruments and transactions. References in this Prospectus to the fund may refer to actions undertaken by the Fund or by an underlying fund.

In the disclosure under “Principal Investment Strategies,” on page 35 of the Fund’s statutory prospectus, the second paragraph is replaced in its entirety with the following:

The fund is intended to provide broad exposure to global credit markets. The fund, either directly or through the underlying funds (defined below), may invest in a broad variety of fixed income and other income producing securities and instruments (including derivatives), and will not be limited in terms of type of instrument, geography, credit rating or duration. The fund may invest all or a significant portion of its assets in Virtus Stone Harbor High Yield Bond Fund, Virtus Stone Harbor Emerging Markets Debt Income Fund, Virtus Stone Harbor Local Markets Fund, and/or Virtus Stone Harbor Emerging Markets Bond Fund and/or one or more other affiliated funds managed substantially similarly to these funds (together, the “underlying funds”). The underlying funds listed above are described elsewhere in this Prospectus. The fund is not required to invest in the underlying funds, and from time to time may not be invested in any underlying fund. In addition to investing in the underlying funds, the fund may invest directly in fixed income securities and in other instruments and transactions. References in this Prospectus to the fund may refer to actions undertaken by the fund or by an underlying fund.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8470/EMDebtAllocation-StrategicIncomePIS Changes (2/2023)

Virtus Stone Harbor Emerging Markets Bond Fund,

Virtus Stone Harbor Emerging Markets Debt Allocation Fund,

Virtus Stone Harbor Emerging Markets Debt Income Fund,

Virtus Stone Harbor High Yield Bond Fund,

Virtus Stone Harbor Local Markets Fund and

Virtus Stone Harbor Strategic Income Fund (the “Funds”),

each a series of Virtus Opportunities Trust

Supplement dated February 1, 2023, to the Virtus Opportunities Trust Statutory Prospectus

pertaining to the Funds, dated September 28, 2022, as supplemented

Important Notice to Investors

In the section “Account Policies” under the heading “Disruptive Trading and Market Timing” on page 55 of the Funds’ Statutory Prospectus, the fifth paragraph is replaced in its entirety with the following:

Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the funds, in other funds within the Virtus Mutual Fund complex, in non-Virtus funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The funds may permit exchanges that the funds’ transfer agent believes, in the exercise of its judgment, are not disruptive. The funds also may permit purchases and redemptions by funds of funds that the funds' transfer agent believes, in the exercise of its judgment, are not disruptive. Considerations such as the size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Investors should retain this supplement with the Prospectus for future reference.

VOT 8470/SHIP Market Timing Changes (2/2023)

Virtus Stone Harbor Emerging Markets Bond Fund,
Virtus Stone Harbor Emerging Markets Debt Allocation Fund,
Virtus Stone Harbor Emerging Markets Debt Income Fund,
Virtus Stone Harbor High Yield Bond Fund,
Virtus Stone Harbor Local Markets Fund and
Virtus Stone Harbor Strategic Income Fund (the “Funds”),
each a series of Virtus Opportunities Trust

Supplement dated February 1, 2023, to the Virtus Opportunities Trust Statutory Prospectus
pertaining to the Funds, dated September 28, 2022, as supplemented

Important Notice to Investors

Effective for 2023, the dividend distribution frequency for the Funds will change as shown in the table below. The first scheduled distribution for the Funds in 2023 will occur in March.

Fund	Prior Dividend Frequency	2023 Dividend Frequency
Virtus Stone Harbor Emerging Markets Bond Fund	Fiscal Quarterly	Calendar Quarterly
Virtus Stone Harbor Emerging Markets Debt Allocation Fund	Annually	Semiannually
Virtus Stone Harbor Emerging Markets Debt Income Fund	Fiscal Quarterly	Calendar Quarterly
Virtus Stone Harbor High Yield Bond Fund	Fiscal Quarterly	Calendar Quarterly
Virtus Stone Harbor Local Markets Fund	Annually	Semiannually
Virtus Stone Harbor Strategic Income Fund	Fiscal Quarterly	Calendar Quarterly

Investors should retain this supplement with the Prospectus for future reference.

VOT 8470/SHIP Funds Div Frequency Changes (2/2023)